RELATED PARTY TRANSACTIONS (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
RELATED PARTY TRANSACTIONS	14. RELATED PARTY TRANSACTIONS

There were no related party transactions during the six months ended June 30, 2011, except as set forth below.

On March 31, 2010, $227,376 of unpaid salary and related accrued interest was forgiven by its Chief Executive Officer, which is included in other income in the statement of operations for the six months ended June 30, 2010.  The unpaid salary was bearing interest at 11.25% per annum.  Unpaid interest on accrued salaries to the Chief Executive Officer was $22,978 and $0 at December 31, 2010 and June 30, 2011, respectively.

During the six months ended June 30, 2011, payments for research and development costs in the amount of $343,000 were paid to Waxess Research & Development which was eliminated during consolidation.  The Company owns 49% of Waxess Research & Development.